Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details) - $ / shares		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021
Performance Share Unit (PSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares)		159,641
Assumed through business combination (in shares)		0
Granted (in shares)		55,444
Shares vested (in shares)	(161,389)	(44,132)
Forfeited (in shares)		(16,763)
Outstanding at ending of period (in shares)		154,190
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)		$ 137.64
Assumed through business combination (USD per share)		0
Granted (USD per share)		177.77
Shares vested (USD per share)		115.61
Forfeited (USD per share)		141.36
Outstanding at end of period (USD per share)		$ 160.23
Restricted Stock Units (RSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares)		341,424
Assumed through business combination (in shares)		589,517
Granted (in shares)		171,316
Shares vested (in shares)		(446,404)
Forfeited (in shares)		(83,068)
Outstanding at ending of period (in shares)		572,785
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)		$ 145.77
Assumed through business combination (USD per share)		206.71
Granted (USD per share)		214.36
Shares vested (USD per share)		186.99
Forfeited (USD per share)		188.49
Outstanding at end of period (USD per share)		$ 191.20